Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2022	2023
	$	$
Furniture, fixtures and equipment	9,160,115	6,570,915
Leasehold improvements	4,238,863	2,907,169
Buildings	11,742,004	8,783,340
Motor vehicles	806,712	699,823

Total	25,947,694	18,961,247
Accumulated depreciation	(11,743,331)	(9,029,291)

Property and equipment, net	14,204,363	9,931,956

Depreciation expenses were $2,374,493, $1,743,030 and $1,364,324 for the years ended December 31, 2021, 2022 and 2023, respectively.